Provisions	12 Months Ended
Mar. 31, 2018
Provisions.
Provisions

12.         Provisions

	At March 31,
	2018	2017	2016
	€M	€M	€M
Provision for aircraft maintenance on operating leased aircraft (a)	133.2	133.3	144.4
Provision for pension obligation (b)	4.9	4.9	4.9
	138.1	138.2	149.3

	At March 31,
	2018	2017	2016
	€M	€M	€M
(a) Provision for aircraft maintenance on operating leased aircraft
At beginning of year	133.3	144.4	176.2
Increase in provision during the year	13.8	25.6	29.5
Utilisation of provision upon the hand-back of aircraft	(13.9)	(36.7)	(61.3)
At end of year	133.2	133.3	144.4

During fiscal year 2018, the Company returned 2 aircraft held under operating lease to the lessors.

The expected timing of the outflows of economic benefits associated with the provision at March 31, 2018, 2017 and 2016 are as follows:

	Carrying
	Value	2019	2020	2021	2022	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2018
Provision for leased aircraft maintenance	133.2	52.8	57.6	16.2	6.6	—

	Carrying
	Value	2018	2019	2020	2021	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2017
Provision for leased aircraft maintenance	133.3	65.5	36.4	25.3	6.1	—

	Carrying
	Value	2017	2018	2019	2020	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2016
Provision for leased aircraft maintenance	144.4	69.4	18.7	29.7	21.2	5.4

	At March 31,
	2018	2017	2016
	€M	€M	€M
(b) Provision for pension obligation
At beginning of year	4.9	4.9	4.6
Movement during the year	—	—	0.3
At end of year	4.9	4.9	4.9

See Note 20 to the consolidated financial statements for further details.